Intangible Assets and Others, net (Schedule of Intangible Assets, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance	₪ 1,294
Balance	2,188	₪ 1,294
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	2,418	2,271
Additions	235	231
Business combination	1,015
Discontinunce of consolidation	(17)
Deductions	(70)	(84)
Balance	3,581	2,418
Cost [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	552	552
Additions	38
Business combination	45
Discontinunce of consolidation
Deductions
Balance	635	552
Cost [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	315	296
Additions	64	84
Business combination
Discontinunce of consolidation	(14)
Deductions	(62)	(65)
Balance	303	315
Cost [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	37	41
Additions	2	9
Business combination	8
Discontinunce of consolidation
Deductions	(8)	(13)
Balance	39	37
Cost [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	396	258
Additions	131	138
Business combination	62
Discontinunce of consolidation	(3)
Deductions
Balance	586	396
Cost [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	809
Additions
Business combination	754
Discontinunce of consolidation
Deductions
Balance	1,563	809
Cost [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	309	315
Additions
Business combination	146
Discontinunce of consolidation
Deductions		(6)
Balance	455	309
Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,124	973
Depreciation	255	229
Business combination	90
Discontinunce of consolidation	(7)
Deductions	(69)	(78)
Balance	1,393	1,124
Accumulated Depreciation [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	431	416
Depreciation	16	15
Business combination	45
Discontinunce of consolidation
Deductions
Balance	492	431
Accumulated Depreciation [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	133	115
Depreciation	94	78
Business combination
Discontinunce of consolidation	(6)
Deductions	(62)	(60)
Balance	159	133
Accumulated Depreciation [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	18	23
Depreciation	6	7
Business combination	2
Discontinunce of consolidation
Deductions	(7)	(12)
Balance	19	18
Accumulated Depreciation [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	233	107
Depreciation	132	126
Business combination	43
Discontinunce of consolidation	(1)
Deductions
Balance	407	233
Accumulated Depreciation [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance
Depreciation
Business combination
Discontinunce of consolidation
Deductions
Balance
Accumulated Depreciation [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance	309	312
Depreciation	7	3
Business combination
Discontinunce of consolidation
Deductions		(6)
Balance	316	309
Carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	1,294	1,298
Balance	2,188	1,294
Carrying amount [Member] | Licenses and Frequencies [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	121	136
Balance	143	121
Carrying amount [Member] | Information systems [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	182	181
Balance	144	182
Carrying amount [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	19	18
Balance	20	19
Carrying amount [Member] | Customer acquisition costs [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	163	151
Balance	179	163
Carrying amount [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance	809	809
Balance	1,563	809
Carrying amount [Member] | Customer relationship and other [member]
Disclosure of detailed information about intangible assets [line items]
Balance		3
Balance	₪ 139